Commitments and Contingencies (Trade Notes Discounted and Endorsed) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingencies
Notes discounted	¥ 3,593	¥ 3,497
Notes endorsed	1,851	2,538
Notes, Total	¥ 5,444	¥ 6,035